Other Income (Details) - Schedule of Other Income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other income
Income from government grants		€ 4,874,934		€ 12,609,789
Other	16,730	7,974	53,023	19,307
Total	€ 16,730	€ 4,882,908	€ 53,023	€ 12,629,096